Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash flows from operating activities
Net earnings	$ 94,672	$ 76,636	$ 79,024
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities
Depreciation and amortization	9,978	8,810	9,044
(Gain) loss on sale of property and equipment	3	46	(16)
Equity-based compensation expense	11,081	9,805	7,624
Excess tax benefits from equity-based payment arrangements	(12,024)	(14,834)	(7,466)
Deferred income taxes	(2,572)	(1,039)	814
Changes in operating assets and liabilities:
Inventories	(23,071)	1,102	(11,783)
Prepaid expenses and other assets	(2,047)	(3,789)	(8,465)
Income tax payable related to tax benefit from equity award activity	12,024	14,712	7,075
Accounts payable	2,481	(1,337)	2,790
Other liabilities	20,941	15,073	20,252
Net cash provided by (used in) operating activities	111,466	105,185	98,893
Cash flows from investing activities
Additions to notes receivable	(1,580)	(4,495)	(4,942)
Purchases of investment securities held-to-maturity		(3,871)	(8,643)
Maturities of investment securities		12,511
Proceeds from sale of property and equipment	185	10	47
Purchases of property and equipment	(23,729)	(20,421)	(8,051)
Net cash provided by (used in) investing activities	(25,124)	(16,266)	(21,589)
Cash flows from financing activities
Proceeds from equity awards exercised	0	10,970	454
Excess tax benefits from equity-based payment arrangements	12,024	14,834	7,466
Repurchase of common stock	(61,181)	(138,819)	(18,085)
Borrowings on line of credit		30,000
Payments on line of credit		(30,000)
Net cash provided by (used in) financing activities	(49,157)	(113,015)	(10,165)
Effect of exchange rate changes on cash and cash equivalents	(5,101)	(2,121)	(635)
Net increase (decrease) in cash and cash equivalents	32,084	(26,217)	66,504
Cash and cash equivalents, beginning of period	111,126	137,343	70,839
Cash and cash equivalents, end of period	143,210	111,126	137,343
Cash paid during the period for:
Interest	15	136	1
Income taxes	35,782	26,955	26,952
Non-cash investing activities:
Credits on notes receivable	966	720	$ 198
Accrued purchases of property and equipment	$ 6,863	$ 1,805